Loans and Allowance for Credit Losses, PCI, by FICO Score, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans (carrying value)	$ 26,727	$ 30,968	$ 58,797
Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans (carrying value)	24,223	26,991
Residential Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	10,034	13,307
600-639	6,089	6,741
640-679	6,859	6,675
680-719	3,767	3,674
720-759	1,673	1,768
760-799	870	880
Greater than 800	199	203
No FICO available	119	159
Total consumer PCI loans (adjusted unpaid principal balance)	29,610	33,407
Purchased Credit Impaired Loans (carrying value)	24,223	26,991
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans (carrying value)	24,100	26,839	39,214
Real estate 1-4 family first mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	9,933	13,163
600-639	6,029	6,673
640-679	6,789	6,602
680-719	3,732	3,635
720-759	1,662	1,757
760-799	865	874
Greater than 800	198	202
No FICO available	118	156
Total consumer PCI loans (adjusted unpaid principal balance)	29,326	33,062
Purchased Credit Impaired Loans (carrying value)	24,100	26,839
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans (carrying value)	123	152	728
Real estate 1-4 family junior lien mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	101	144
600-639	60	68
640-679	70	73
680-719	35	39
720-759	11	11
760-799	5	6
Greater than 800	1	1
No FICO available	1	3
Total consumer PCI loans (adjusted unpaid principal balance)	284	345
Purchased Credit Impaired Loans (carrying value)	$ 123	$ 152